Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 11- Commitments and contingencies

Lease commitment

The Company has entered into a lease agreement for office with a lease period ranging from January 10, 2019 to January 9, 2022. The Company's commitments for minimum lease payments under this operating lease as of December 31, 2018 for the next three years are as follows:

Minimum lease payment

Year ending December 31, 2019	$67,179
Year ending December 31, 2020	67,179
Year ending December 31, 2021	67,179
Total	$201,537

Rent expenses for the years ended December 31, 2018 and 2017 were $16,356 and $17,096, respectively.

Contingencies

The Company is currently not a party to any material legal proceedings, investigation or claims. However, the Company, from time to time, may be involved in legal matters arising in the ordinary course of its business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is or could become involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.